UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

_ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/14

Item 1. Reports to Stockholders.

APRIL 30, 2014

ANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
at franklintempleton.com/edelivery

SECTOR

Franklin Real Estate Securities Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report
				Financial Highlights and		Report of Independent
				Statement of Investments	15	Registered Public
		Franklin Real Estate				Accounting Firm	34
		Securities Fund	3	Financial Statements	21
						Tax Information	35
		Performance Summary	8	Notes to
				Financial Statements	25	Board Members and Officers	36
		Your Fund’s Expenses	13
						Shareholder Information	41

| 1

Annual Report

Franklin Real Estate Securities Fund

Your Fund’s Goal and Main Investments: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies operating in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Real Estate Securities Fund’s annual report for the fiscal year ended April 30, 2014.

Performance Overview

For the 12 months under review, Franklin Real Estate Securities Fund – Class A delivered a +1.49% cumulative total return. In comparison, the Standard & Poor’s (S&P) U.S. Property Index, which tracks the investable universe of publicly traded U.S. property companies, posted a +1.12% total return.2, 3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

During the 12-month period ended April 30, 2014, and especially in the second half of 2013, the U.S. economy continued to show signs of recovery because of consumer and business spending and rising inventories. Despite the abnormally cold weather that suppressed economic activity in the first quarter of 2014, economic indicators were still broadly supportive of recovery at period-end. Manufacturing activity expanded and retail sales for the period rose year-over-year. Home sales declined because of rising mortgage rates and lower inventories as well as the impact of extreme weather in early 2014, but home prices rose in comparison with year-ago figures. The unemployment rate declined to 6.3% in April 2014 from 7.5% in April 2013,4 and inflation remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Annual Report | 3

Portfolio Breakdown
Based on Total Net Assets as of 4/30/14

Retail REITs
25.7%
Office REITs
14.5%
Residential REITs
14.4%
Health Care REITs
11.2%
Diversified REITs
7.6%
Specialized REITs
7.2%
Hotel & Resort REITs
6.9%
Industrial REITs
6.2%
Hotels, Resorts & Cruise Lines
1.9%
Real Estate Development
1.6%
Consumer Discretionary
1.1%
Short-Term Investments & Other Net Assets
1.7%

In October 2013, the federal government temporarily shut down after Congress reached a budget impasse. However, Congress passed a spending bill in January to fund the federal government through September 2014. Congress then approved suspension of the debt ceiling until March 2015. Despite speculation that it would start tapering its quantitative easing, the Fed maintained its monthly bond purchases at $85 billion through December 2013, gradually reducing them beginning in January, based on continued positive economic and employment data. Although economic data in early 2014 were soft in part because of severe winter weather, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact while adopting a more qualitative approach to rate-hike guidance. However, the Fed remained committed to keeping interest rates low for a considerable time even after the asset purchase program ends, depending on inflation and unemployment trends. Despite volatility in U.S. equity markets toward period-end heightened by geopolitical risks from the crisis in Ukraine, markets continued to advance.

Investors’ confidence grew as corporate profits rose and generally favorable economic data indicated continued recovery despite brief sell-offs when markets reacted to the Fed’s statements, U.S. budget disputes, political instability in certain emerging markets and China’s slowing economy. U.S. stocks generated strong returns for the 12 months under review as the S&P 500 Index and Dow Jones Industrial Average reached all-time highs.5

Investment Strategy

We are research-driven, fundamental investors with an active investment strategy. We use a bottom-up security selection process that incorporates macro-level views in our evaluation process. We analyze individual stock and real estate market fundamentals to provide regional, property type and company-size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Manager’s Discussion

During the 12 months under review, key contributors to the Fund’s performance relative to the S&P U.S. Property Index included stock selection in the office space sector, with holdings such as Vornado Realty Trust. Its shares outperformed the broader market over the period, reflecting the steady progress the company has made on the simplification of its business model. Vornado’s office and retail portfolio in New York City improved, with higher occupancy and rent levels reflecting healthy tenant demand. Vornado maintained what we saw as a solid balance sheet with strong liquidity. In our view, the company

4 | Annual Report

remains on the right track with its simplification strategy by selling non-core assets and businesses. We remain favorable toward the stock, which we consider an attractive large-capitalization office REIT investment.

The Fund’s relative performance was also supported by security selection and an overweighted allocation to the hotel/resort and entertainment property sector with holdings such as Pebblebrook Hotel Trust. The stock outperformed the sector and the broader index during the period as this hotel REIT benefited from a recovering lodging cycle with healthy demand, while overall supply remained limited nationally. The company was disciplined in terms of capital allocation decisions as it made accretive acquisitions during the last recession and entered major coastal markets such as San Francisco where fundamentals remained strong.

An overweighting and stock selection in the storage property sector also boosted returns for the period. Shares of Extra Space Storage performed exceptionally well for the reporting period and also outperformed the sector and the broader REIT market. Storage fundamentals remained solid, reflected by the company’s strong results with no near-term signs of supply pressures. Extra Space Storage also started to receive increased revenue contributions from its recently completed acquisitions.

In contrast, the Fund’s investments in certain residential sector investments such as Campus Crest Communities hampered relative performance. With a growing platform and what we considered a compelling valuation versus other student housing REITs and the overall REIT industry, Campus Crest was an outperformer initially in 2013. The stock underperformed later in the period as the results of some of its peers began to highlight slower lease-up trends in the student housing segment of the residential sector. Slowing fundamentals eventually affected the financial results of Campus Crest, which downgraded its 2013 guidance. We sold our investment during the reporting period.

Other individual detractors during the period included DDR (formerly, Developers Diversified Realty). After outperforming during the prior 12 months, DDR was an underperformer within the retail REIT sector for the reporting period, perhaps because of slightly weaker operating metrics versus the peer group. In addition, despite producing solid revenues in Puerto Rico, where DDR has meaningful exposure, negative news stories about Puerto Rico created a further negative catalyst for the stock.

Although health care property was an overall contributor as a sector owing to an underweighting, the Fund’s investments in certain holdings such as Health Care REIT weighed on relative performance. Health Care REIT underperformed

Top 10 Holdings
4/30/14
Company	% of Total
Sector/Industry	Net Assets
Simon Property Group Inc.	11.0%
Retail REITs
Public Storage	4.8%
Specialized REITs
Vornado Realty Trust	4.3%
Diversified REITs
Prologis Inc.	4.3%
Industrial REITs
Ventas Inc.	4.1%
Health Care REITs
Host Hotels & Resorts Inc.	4.0%
Hotel & Resort REITs
Boston Properties Inc.	3.5%
Office REITs
Equity Residential	3.5%
Residential REITs
Health Care REIT Inc.	2.9%
Health Care REITs
General Growth Properties Inc.	2.8%
Retail REITs

Annual Report | 5

the broad market as did other large-capitalization health care REITs during the period. The underperformance was partially because of rising long-term interest rates that made health care REITs less attractive given their above-average dividend yield. Additionally, the company has been less active on the acquisitions front, limiting its future earnings growth prospects.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
3. S&P U.S. Property Index. Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of Global
BMI Indices index data in any form is prohibited except with the prior written permission of S&P. S&P does not guaran-
tee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY
AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY
OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of Global BMI Indices index data.
4. Source: Bureau of Labor Statistics.
5. S&P Dow Jones Indices. Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P
Dow Jones Indices in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omis-
sions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND
ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or conse-
quential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs)
in connection with subscriber’s or others’ use of S&P Dow Jones Indices.

Annual Report | 7

Performance Summary as of 4/30/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class	4/30/14	4/30/13	Change
A (FREEX)	$19.31	$19.29	+$0.02
C (FRRSX)	$18.66	$18.65	+$0.01
Advisor (FRLAX)	$19.46	$19.43	+$0.03
		5/1/13
R6 (FSERX)	$19.46	$19.30	+$0.16

Distributions
Dividend
Share Class	Income
A(5/1/13–4/30/14)	$ 0.2415
C(5/1/13–4/30/14)	$ 0.1143
R6(5/1/13–4/30/14)	$ 0.3215
Advisor (5/1/13–4/30/14)	$ 0.2866

8 | Annual Report

Performance Summary (continued)

Performance as of 4/30/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges.
Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of $10,000	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Investment[4]	Total Return (3/31/14)[5]	Operating Expenses[6]
A					1.05%
1-Year	+1.49%	-4.36%	$9,564	-1.25%
5-Year	+160.74%	+19.70%	$24,570	+24.88%
10-Year	+84.12%	+5.67%	$17,352	+3.72%
C					1.80%
1-Year	+0.73%	-0.27%	$9,973	+2.96%
5-Year	+150.96%	+20.20%	$25,096	+25.38%
10-Year	+70.81%	+5.50%	$17,081	+3.56%
R6					0.58%
Since Inception (5/1/13)[7]	+2.69%	+2.69%	$10,269	-0.69%
Advisor					0.80%
1-Year	+1.79%	+1.79%	$10,179	+5.04%
5-Year	+164.05%	+21.43%	$26,405	+26.66%
10-Year	+88.85%	+6.56%	$18,885	+4.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end perform-
ance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions.
The unmanaged index includes reinvestment of any income or distributions. It differs from the
Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

All investments involve risks, including possible loss of principal. The Fund concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the Fund is a nondiversified fund and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Performance shown is not annualized.
8. Source: © 2014 Morningstar. The S&P U.S. Property Index measures the investable universe of publicly traded property companies in the U.S.
9. S&P U.S. Property Index. Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of Global BMI Indices index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such informa-
tion. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY
OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of Global BMI
Indices index data.

12 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 11/1/13	Value 4/30/14	Period* 11/1/13–4/30/14
A
Actual	$1,000	$1,085.20	$5.64
Hypothetical (5% return before expenses)	$1,000	$1,019.39	$5.46
C
Actual	$1,000	$1,081.20	$9.49
Hypothetical (5% return before expenses)	$1,000	$1,015.67	$9.20
R6
Actual	$1,000	$1,087.90	$3.00
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$2.91
Advisor
Actual	$1,000	$1,086.50	$4.35
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.09%; C: 1.84%; R6: 0.58%; and Advisor: 0.84%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14 | Annual Report

Franklin Real Estate Securities Trust

Financial Highlights

Franklin Real Estate Securities Fund
		Year Ended April 30,
Class A	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$19.29	$16.78	$15.26	$12.57	$7.84
Income from investment operations[a]:
Net investment income[b]	0.26	0.23	0.14	0.09	0.15
Net realized and unrealized gains (losses)	—[c]	2.49	1.46	2.66	4.78
Total from investment operations	0.26	2.72	1.60	2.75	4.93
Less distributions from:
Net investment income	(0.24)	(0.21)	(0.08)	(0.06)	(0.16)
Tax return of capital	—	—	—	—	(0.04)
Total distributions	(0.24)	(0.21)	(0.08)	(0.06)	(0.20)
Contingent deferred sales charges retained by the Fund[d]	—	—	—	—	—[c]
Net asset value, end of year	$19.31	$19.29	$16.78	$15.26	$12.57

Total return[e]	1.49%	16.38%	10.59%	22.00%	63.61%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.05%	1.03%	1.14%	1.18%	1.32%
Expenses net of waiver and payments by affiliates	1.04%	1.03%	1.14%	1.18%	1.32%[f]
Net investment income	1.43%	1.33%	0.92%	0.67%	1.54%

Supplemental data
Net assets, end of year (000’s)	$303,815	$347,101	$262,991	$228,472	$182,793
Portfolio turnover rate	17.04%	22.69%	23.43%	40.15%	58.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective October 1, 2009, the fund no longer retains contingent deferred sales charges.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Real Estate Securities Trust

Financial Highlights (continued)

Franklin Real Estate Securities Fund
		Year Ended April 30,
Class C	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.65	$16.20	$14.77	$12.23	$7.64
Income from investment operations[a]:
Net investment income (loss)[b]	0.12	0.10	0.02	(0.01)	0.07
Net realized and unrealized gains (losses)	—[c]	2.40	1.42	2.58	4.66
Total from investment operations	0.12	2.50	1.44	2.57	4.73
Less distributions from:
Net investment income	(0.11)	(0.05)	(0.01)	(0.03)	(0.10)
Tax return of capital	—	—	—	—	(0.04)
Total distributions	(0.11)	(0.05)	(0.01)	(0.03)	(0.14)
Contingent deferred sales charges retained by the Fund[d]	—	—	—	—	—[c]
Net asset value, end of year	$18.66	$18.65	$16.20	$14.77	$12.23

Total return[e]	0.73%	15.47%	9.77%	21.10%	62.31%

Ratios to average net assets
Expenses before waiver and payments by affiliates	1.80%	1.78%	1.89%	1.93%	2.07%
Expenses net of waiver and payments by affiliates	1.79%	1.78%	1.89%	1.93%	2.07%[f]
Net investment income (loss)	0.68%	0.58%	0.17%	(0.08)%	0.79%

Supplemental data
Net assets, end of year (000’s)	$68,914	$77,324	$58,296	$54,089	$43,732
Portfolio turnover rate	17.04%	22.69%	23.43%	40.15%	58.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective October 1, 2009, the fund no longer retains contingent deferred sales charges.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Real Estate Securities Trust

Financial Highlights (continued)

Franklin Real Estate Securities Fund
Year Ended
April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$19.30
Income from investment operations[b]:
Net investment income[c]	0.34
Net realized and unrealized gains (losses)	0.14
Total from investment operations	0.48
Less distributions from net investment income	(0.32)
Net asset value, end of year	$19.46

Total return	2.69%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.57%
Expenses net of waiver and payments by affiliates	0.56%
Net investment income	1.91%

Supplemental data
Net assets, end of year (000’s)	$97,224
Portfolio turnover rate	17.04%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Real Estate Securities Trust

Financial Highlights (continued)

Franklin Real Estate Securities Fund
		Year Ended April 30,
Advisor Class	2014	2013	2012	2011	2010
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$19.43	$16.92	$15.38	$12.65	$7.89
Income from investment operations[a]:
Net investment income[b]	0.29	0.27	0.16	0.13	0.17
Net realized and unrealized gains (losses)	0.03	2.51	1.50	2.67	4.81
Total from investment operations	0.32	2.78	1.66	2.80	4.98
Less distributions from:
Net investment income	(0.29)	(0.27)	(0.12)	(0.07)	(0.18)
Tax return of capital	—	—	—	—	(0.04)
Total distributions	(0.29)	(0.27)	(0.12)	(0.07)	(0.22)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—	—[d]
Net asset value, end of year	$19.46	$19.43	$16.92	$15.38	$12.65

Total return	1.79%	16.64%	10.91%	22.28%	63.98%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.80%	0.78%	0.89%	0.93%	1.07%
Expenses net of waiver and payments by affiliates	0.79%	0.78%	0.89%	0.93%	1.07%[e]
Net investment income	1.68%	1.58%	1.17%	0.92%	1.79%

Supplemental data
Net assets, end of year (000’s)	$12,402	$108,076	$10,542	$7,833	$5,308
Portfolio turnover rate	17.04%	22.69%	23.43%	40.15%	58.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective October 1, 2009, the fund no longer retains contingent deferred sales charges.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Real Estate Securities Trust

Statement of Investments, April 30, 2014

Franklin Real Estate Securities Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 98.3%
Consumer Discretionary 1.1%
SPDR S&P Homebuilders ETF	165,900	$5,142,901
Diversified REITs 7.6%
American Assets Trust Inc.	185,300	6,290,935
Liberty Property Trust	72,900	2,733,750
Spirit Realty Capital Inc.	283,500	3,053,295
Vornado Realty Trust	204,245	20,955,537
WP Carey Inc.	63,100	3,879,388
		36,912,905
Health Care REITs 11.2%
HCP Inc.	259,500	10,862,670
Health Care REIT Inc.	221,800	13,993,362
Sabra Health Care REIT Inc.	166,100	4,978,017
Senior Housing Properties Trust	185,100	4,344,297
Ventas Inc.	300,350	19,847,128
		54,025,474
Hotel & Resort REITs 6.9%
Host Hotels & Resorts Inc.	902,900	19,367,205
Pebblebrook Hotel Trust	271,400	9,347,016
Sunstone Hotel Investors Inc.	310,700	4,446,117
		33,160,338
Hotels, Resorts & Cruise Lines 1.9%
Starwood Hotels & Resorts Worldwide Inc.	122,200	9,366,630
Industrial REITs 6.2%
First Industrial Realty Trust Inc.	148,700	2,731,619
Prologis Inc.	513,361	20,857,857
STAG Industrial Inc.	270,500	6,364,865
		29,954,341
Office REITs 14.5%
Alexandria Real Estate Equities Inc.	44,600	3,292,372
Boston Properties Inc.	143,700	16,833,018
Brandywine Realty Trust	510,600	7,429,230
Coresite Realty Corp.	69,500	2,114,190
Digital Realty Trust Inc.	90,300	4,822,020
Douglas Emmett Inc.	232,900	6,428,040
Highwoods Properties Inc.	164,000	6,617,400
Kilroy Realty Corp.	160,700	9,572,899
SL Green Realty Corp.	123,800	12,963,098
		70,072,267
Real Estate Development 1.6%
[a]Howard Hughes Corp.	53,000	7,566,280
Residential REITs 14.4%
Apartment Investment & Management Co., A	249,900	7,704,417
AvalonBay Communities Inc.	87,672	11,971,612
Camden Property Trust	30,900	2,116,341

	Annual Report | 19

Franklin Real Estate Securities Trust

Statement of Investments, April 30, 2014 (continued)

Franklin Real Estate Securities Fund	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Residential REITs (continued)
Equity Lifestyle Properties Inc.	166,300	$6,962,981
Equity Residential	282,344	16,782,527
Essex Property Trust Inc.	72,763	12,606,918
Post Properties Inc.	70,700	3,549,847
UDR Inc.	301,962	7,808,737
		69,503,380
Retail REITs 25.7%
CBL & Associates Properties Inc.	113,900	2,069,563
DDR Corp.	325,607	5,590,672
Federal Realty Investment Trust	68,600	8,063,244
General Growth Properties Inc.	586,700	13,476,499
Kimco Realty Corp.	563,000	12,903,960
The Macerich Co.	119,021	7,725,653
Ramco-Gershenson Properties Trust	230,600	3,800,288
Realty Income Corp.	114,400	4,970,680
Regency Centers Corp.	83,300	4,367,419
Simon Property Group Inc.	306,000	52,999,200
Taubman Centers Inc.	40,100	2,920,884
Weingarten Realty Investors	158,000	4,929,600
		123,817,662
Specialized REITs 7.2%
CubeSmart	107,500	1,999,500
Extra Space Storage Inc.	184,800	9,670,584
Public Storage	131,000	22,991,810
		34,661,894
Total Common Stocks and Other Equity Interests (Cost $287,775,833)		474,184,072
Short Term Investments (Cost $8,265,488) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	8,265,488	8,265,488
Total Investments (Cost $296,041,321) 100.0%		482,449,560
Other Assets, less Liabilities (0.0)%†		(95,553)
Net Assets 100.0%		$482,354,007

See Abbreviations on page 33.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Real Estate Securities Trust

Financial Statements

Statement of Assets and Liabilities
April 30, 2014

Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$287,775,833
Cost - Sweep Money Fund (Note 3f)	8,265,488
Total cost of investments	$296,041,321
Value - Unaffiliated issuers	$474,184,072
Value - Sweep Money Fund (Note 3f)	8,265,488
Total value of investments	482,449,560
Receivables:
Capital shares sold	1,076,135
Dividends	96,819
Other assets	258
Total assets	483,622,772
Liabilities:
Payables:
Capital shares redeemed	819,286
Management fees	193,743
Distribution fees	116,114
Transfer agent fees	96,184
Accrued expenses and other liabilities	43,438
Total liabilities	1,268,765
Net assets, at value	$482,354,007
Net assets consist of:
Paid-in capital	$383,518,087
Undistributed net investment income	2,318,922
Net unrealized appreciation (depreciation)	186,408,239
Accumulated net realized gain (loss)	(89,891,241
Net assets, at value	$482,354,007

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Real Estate Securities Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
April 30, 2014

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value	$303,814,783
Shares outstanding	15,734,444
Net asset value per share[a]	$19.31
Maximum offering price per share (net asset value per share ÷ 94.25%)	$20.49
Class C:
Net assets, at value	$68,913,760
Shares outstanding	3,693,118
Net asset value and maximum offering price per share[a]	$18.66
Class R6:
Net assets, at value	$97,223,759
Shares outstanding	4,996,023
Net asset value and maximum offering price per share	$19.46
Advisor Class:
Net assets, at value	$12,401,705
Shares outstanding	637,292
Net asset value and maximum offering price per share	$19.46

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust

Financial Statements (continued)

Statement of Operations
for the year ended April 30, 2014

Franklin
Real Estate
Securities Fund
Investment income:
Dividends	$11,395,363
Expenses:
Management fees (Note 3a)	2,322,984
Distribution fees: (Note 3c)
Class A	730,124
Class C	685,611
Transfer agent fees: (Note 3e)
Class A	663,518
Class C	155,767
Class R6	59
Advisor Class	25,477
Custodian fees (Note 4)	4,361
Reports to shareholders	85,934
Registration and filing fees	110,620
Professional fees	46,725
Trustees’ fees and expenses	26,741
Other	8,663
Total expenses	4,866,584
Expenses waived/paid by affiliates (Note 3f)	(4,939)
Net expenses	4,861,645
Net investment income	6,533,718
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	5,278,736
Realized gain distributions from REITs	3,048,278
Net realized gain (loss)	8,327,014
Net change in unrealized appreciation (depreciation) on investments	(12,848,903)
Net realized and unrealized gain (loss)	(4,521,889)
Net increase (decrease) in net assets resulting from operations	$2,011,829

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Real Estate Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Real Estate
	Securities Fund
	Year Ended April 30,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$6,533,718	$5,391,781
Net realized gain (loss) from investments and realized gain distributions from REITs	8,327,014	6,584,089
Net change in unrealized appreciation (depreciation) on investments	(12,848,903)	62,548,290
Net increase (decrease) in net assets resulting from operations	2,011,829	74,524,160
Distributions to shareholders from:
Net investment income:
Class A	(3,928,585)	(3,447,634)
Class B	—	(9,148)
Class C	(462,692)	(197,102)
Class R6	(1,583,196)	—
Advisor Class	(175,212)	(948,501)
Total distributions to shareholders	(6,149,685)	(4,602,385)
Capital share transactions: (Note 2)
Class A	(39,939,742)	40,197,068
Class B	—	(1,891,920)
Class C	(7,467,839)	9,326,120
Class R6	96,281,912	—
Advisor Class	(94,884,555)	81,225,023
Total capital share transactions	(46,010,224)	128,856,291
Net increase (decrease) in net assets	(50,148,080)	198,778,066
Net assets:
Beginning of year	532,502,087	333,724,021
End of year	$482,354,007	$532,502,087
Undistributed net investment income included in net assets:
End of year	$2,318,922	$1,934,889

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements

Franklin Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

Annual Report | 25

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of April 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

26 | Annual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Distributions received by the Fund from certain securities may be a return of capital. Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2014, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

		Year Ended April 30,
	2014		2013	[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,385,983	$61,575,547	5,600,580	$96,015,752
Shares issued in reinvestment of
distributions	214,128	3,743,256	194,212	3,283,271
Shares redeemed	(5,859,641)	(105,258,545)	(3,470,077)	(59,101,955)
Net increase (decrease)	(2,259,530)	$(39,939,742)	2,324,715	$40,197,068
Class B Shares:
Shares sold			6,321	$104,085
Shares issued in reinvestment of
distributions			503	8,196
Shares redeemed			(121,686)	(2,004,201)
Net increase (decrease)			(114,862)	$(1,891,920)

Annual Report | 27

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

		Year Ended April 30,
	2014		2013[a]
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	868,474	$15,261,187	1,334,841	$22,310,479
Shares issued in reinvestment of
distributions	26,180	444,938	11,186	189,356
Shares redeemed	(1,347,793)	(23,173,964)	(799,013)	(13,173,715)
Net increase (decrease)	(453,139)	$(7,467,839)	547,014	$9,326,120
Class R6 Shares[b]:
Shares sold[c]	5,157,127	$99,223,996
Shares issued in reinvestment of
distributions	90,094	1,583,174
Shares redeemed	(251,198)	(4,525,258)
Net increase (decrease)	4,996,023	$96,281,912
Advisor Class Shares:
Shares sold	219,998	$4,007,322	5,231,684	$86,156,868
Shares issued in reinvestment of
distributions	8,689	153,084	54,038	934,016
Shares redeemed[c]	(5,152,361)	(99,044,961)	(347,783)	(5,865,861)
Net increase (decrease)	(4,923,674)	$(94,884,555)	4,937,939	$81,225,023

aEffective March 22, 2013, all Class B shares were converted to Class A.
bFor the year May 1, 2013 (effective date) to April 30, 2014.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

28 | Annual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to FT Institutional based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

Annual Report | 29

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$132,334
CDSC retained	$32,764

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended April 30, 2014, the Fund paid transfer agent fees of $844,821, of which $472,138 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund, as noted on the Statement of Operations. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Fund do not exceed 0.01% until August 31, 2014. There were no Class R6 transfer agent fees waived during the year ended April 30, 2014.

h. Other Affiliated Transactions

At April 30, 2014, one or more of the funds in the Franklin Templeton Fund Allocator Series owned 19.76% of the Fund’s outstanding shares.

30 | Annual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended April 30, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2014, the Fund had capital loss carryforwards of $58,557,464 expiring in 2018.

During the year ended April 30, 2014, the Fund utilized $7,446,004 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At April 30, 2014, the Fund deferred post-October capital losses of $110,342.

The tax character of distributions paid during the years ended April 30, 2014 and 2013, was as follows:

	2014	2013
Distributions paid from ordinary income	$6,149,685	$4,602,385

At April 30, 2014, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$327,264,755

Unrealized appreciation	$156,113,612
Unrealized depreciation	(928,807)
$155,184,805

Distributable earnings – undistributed ordinary income	$2,318,922

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2014, aggregated $77,723,497 and $119,605,342, respectively.

Annual Report | 31

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended April 30, 2014, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

32 | Annual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (continued)

Franklin Real Estate Securities Fund

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Annual Report | 33

Franklin Real Estate Securities Trust

Report of Independent Registered Public Accounting Firm

Franklin Real Estate Securities Fund

To the Board of Trustees and Shareholders of Franklin Real Estate Securities Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Fund (the “Fund”) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 13, 2014

34 | Annual Report

Franklin Real Estate Securities Trust

Tax Information (unaudited)

Franklin Real Estate Securities Fund

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Fund hereby reports 4.64% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2014.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $285,535 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2014. Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Annual Report | 35

Franklin Real Estate Securities Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1993	139	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	113	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).
Principal Occupation During at Least the Past 5 Years:
Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012); and formerly,
Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer,
AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	139	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manu-
facture and distribution of titanium),
Canadian National Railway (railroad)
and White Mountains Insurance
Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

36 | Annual Report

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	139	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	139	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
				company) (2010-2012) and Graham
				Holdings Company (formerly,
				The Washington Post Company)
				(education and media organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice
President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).

John B. Wilson (1959)	Lead	Trustee since	113	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
		2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Annual Report | 37

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2007	149	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	139	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

38 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

Annual Report | 39

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc.
(Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a
Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an under-
standing of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

40 | Annual Report

Franklin Real Estate Securities Trust

Shareholder Information

Franklin Real Estate Securities Fund

Board Review of Investment Management Agreement

At a Board meeting held April 15, 2014, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Trust (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

Annual Report | 41

Franklin Real Estate Securities Trust

Shareholder Information (continued)

Franklin Real Estate Securities Fund

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the period of the 2012 Hurricane Sandy. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counter-party credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares for the 12-month period ended January 31, 2014, and the previous 10 years ended that date in comparison with a performance universe consisting of all retail and institutional real estate funds as selected by Lipper. The Lipper report showed the Fund’s total return to be in

42 | Annual Report

Franklin Real Estate Securities Trust

Shareholder Information (continued)

Franklin Real Estate Securities Fund

Board Review of Investment Management Agreement (continued)

the second-highest performing quintile of such universe for the one-year period, and on an annualized basis to be in the middle performing quintile of such universe for the previous three-year period and to be in the lowest performing quintile of such universe for each of the previous five-and 10-year periods. The Board found such comparative performance to be acceptable, noting steps taken by management to improve performance and that the Fund’s total return for the annualized five-year period exceeded 19.5% as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis considers administrative charges as being part of management fees, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed the Fund’s contractual investment management fee rate, as well as its actual total expense ratio to both be in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its respective Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2013, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its

Annual Report | 43

Franklin Real Estate Securities Trust

Shareholder Information (continued)

Franklin Real Estate Securities Fund

Board Review of Investment Management Agreement (continued)

belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on the next $7.25 billion of assets, with breakpoints continuing in stages thereafter until declining to a final breakpoint of 0.40% on assets in excess of $15 billion. The Fund had assets of approximately $427 million at the end of 2013 and management expressed its view that the existing fee schedule reaches a relatively low rate quickly as the Fund grows and anticipates economies of scale as shown in the favorable effective management fee and expense comparisons within its Lipper expense group. The Board believes that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

44 | Annual Report

Franklin Real Estate Securities Trust

Shareholder Information (continued)

Franklin Real Estate Securities Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

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Annual Report and Shareholder Letter

Franklin Real Estate Securities Fund

Investment Manager
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

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© 2014 Franklin Templeton Investments. All rights reserved.

192 A 06/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $41,183 for the fiscal year ended April 30, 2014 and $41,518 for the fiscal year ended April 30, 2013.

(b)      Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,930 for the fiscal year ended April 30, 2014 and $4,600 for the fiscal year ended April 30, 2013.  The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and requirements on local country’s self-certification forms.

(d)      All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $136 for the fiscal year ended April 30, 2014 and $0 for the fiscal year ended April 30, 2013.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $179,600 for the fiscal year ended April 30, 2014 and $49,359 for the fiscal year ended April 30, 2013. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.  Other services include compliance examination for Investment Advisor Act rule 206-4(2).  And assets under management certification review.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $186,666 for the fiscal year ended April 30, 2014 and $53,959 for the fiscal year ended April 30, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2014